Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Finished products	$ 12,222	$ 9,496
Raw materials	2,525	1,289
Work in progress		96
Inventory, net	$ 14,747	$ 10,881